Payments, by Government - BRAZIL - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Federal Government of Brazil, Tax Authority
Total	$ 7,220,000				$ 7,220,000
Federal Government of Brazil, National Mining Agency
Total		$ 7,559,000	$ 435,000		7,994,000
Municipal Government of Tucuma, City Hall
Total			687,000	$ 2,655,000	3,342,000
State Government of Mato Grosso, Tax Authority
Total		$ 497,000			497,000
State Government of Para, Tax Authority
Total			$ 1,316,000		$ 1,316,000